GENERAL	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1:-	GENERAL

a.	GlassesOff Inc. (the “Company”) formerly named Autovative Products, Inc., was formed on December 8, 2004 under the laws of the State of Nevada.

On June 26, 2013, the Company entered into an Agreement and Plan of Merger with Ucansi Acquisition Corp., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Ucansi Inc., a Delaware corporation (“Ucansi”). Pursuant to the Merger Agreement, on July 30, 2013 (the “Closing Date”), Merger Sub merged with and into Ucansi (the “Merger”), with Ucansi surviving the merger as the Company's wholly owned subsidiary. Upon consummation of the Merger, the Company changed its name from Autovative Products, Inc. to GlassesOff Inc.

The Merger has been accounted for as a reverse acquisition under the purchase method of accounting in accordance with ASC Topic 805 “Business Combinations”.  The combination of the two companies is recorded as a recapitalization pursuant to which Ucansi is treated as the continuing entity.

These consolidated financial statements following the reverse acquisition are under the name of the legal parent GlassesOff Inc. but reflect the financial statements of Ucansi, which have been retroactively adjusted to reflect GlassesOff Inc.'s legal capital.

The Company is a neuroscience software technology company, utilizing patented technology to develop and commercialize consumer-oriented software applications for improving, through exercise, near vision sharpness by improving the image processing function in the visual cortex of the brain. The Company delivers its products through a cloud-based client server architecture to hand-held devices, currently implemented on the Apple iOS platform (iPhone, iPod, iPad) and Android platform, and which are planned to be offered on additional platforms. The Company focus significant time and resources on research and development in connection with its efforts to improve its existing GlassesOff application, produce versions of GlassesOff for new device platforms and operating systems, as well as in connection with the development of new product applications. The Company conducts its development efforts through its wholly owned Israeli subsidiary, Eyekon E.R.D Ltd, formerly named Eyekon Blue White Ltd.

b.
The Company devotes most of its efforts toward research and development activities. During 2014, the Company commenced marketing activities. In the course of such activities, the Company has sustained operating losses and expects such losses to continue for the foreseeable future. The Company started generating revenues in the first quarter of 2014; however, the Company has not yet generated significant revenue from operations and is still devoting efforts to development activities, such as raising capital and recruiting and training personnel. The Company’s deficit accumulated during the development stage aggregated $16,907 through December 31, 2014. There is no assurance that profitable operations, if ever achieved, could be sustained on a continuing basis. The Company plans to continue to finance its operations with issuances of its equity securities and, in the longer term, revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for its planned principal operations.

The Company's ability to continue to operate as a going concern is dependent upon additional financial support. These financial statements do not include any adjustments relating to the recoverability and classification of assets' carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.